FAIR VALUE DISCLOSURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Measurement Of Fair Value Of Assets And Liabilities On Recurring Basis

	Level 1	Level 2	Level 3	Total
	(in thousands)
At June 30, 2017:
Financial Assets:
Commodity derivative contracts	—	$36,073	—	$36,073
Financial Liabilities:
Commodity derivative contracts	—	$12,198	—	$12,198
At December 31, 2016:
Financial Assets:
Commodity derivative contracts	—	$15,773	—	$15,773
Financial Liabilities:
Commodity derivative contracts	—	$40,656	—	$40,656

	Level 1	Level 2	Level 3	Total
	(in thousands)
At December 31, 2016:
Financial Assets:
Derivative contracts for oil and natural gas	—	$15,773	—	$15,773
Financial Liabilities:
Derivative contracts for oil and natural gas	—	$40,656	—	$40,656
At December 31, 2015:
Financial Assets:
Derivative contracts for oil and natural gas	—	$166,106	—	$166,106
Financial Liabilities:
Derivative contracts for oil and natural gas	—	$61,840	—	$61,840